Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 13 – Subsequent Events

Management has evaluated subsequent events through May 19, 2025, which is the date these unaudited consolidated financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

•	10,652,760 shares of common stock issued for conversion of 532,638 shares of Series C Preferred Stock
•	50,000 shares of Series C Preferred Stock issued for compensation, valued at $1,100,000

Note 16 – Subsequent Events

Management has evaluated subsequent events through March 31, 2025, which is the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

•	15,536,620 shares of common stock issued for conversion of 776,831 shares of Series C Convertible Preferred Stock
•	225,000 shares of Series C Convertible Preferred stock were issued as follows;
o 197,500 shares for services, valued at $2,769,740
o 27,500 shares for cash of $160,000 at prices of $4.00 and $6.00 per share
•	In February 2025, the Company entered into twelve (12) subscription agreements for convertible notes ($4,075,000) and warrants (5,093,750 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at an exercise price of $0.50 per share.